Schedule of Investments (unaudited) July 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 4.5%
Arizona Health Facilities Authority Refunding RB, Series A, 5.00%, 02/01/30	$2,685	$2,855,793
Arizona Industrial Development Authority RB(a) 4.00%, 07/01/29	500	528,625
Series A, 3.55%, 07/15/29	1,360	1,399,930
Series B, 4.25%, 07/01/27	440	463,958
City of Phoenix Civic Improvement Corp. ARB, Series B, AMT, 5.00%, 07/01/35	4,000	4,988,360
Glendale Union High School District No. 205 GO
Series C, (BAM), 5.00%, 07/01/24	1,945	2,197,461
Series C, (BAM), 5.00%, 07/01/27	500	563,490
Industrial Development Authority of the City of Phoenix RB, Series A, 5.75%, 07/01/24(a)	620	664,919
Industrial Development Authority of the City of Phoenix Refunding RB
Series A, 5.00%, 07/01/25	300	325,485
Series A, 5.00%, 07/01/29	175	194,318
Industrial Development Authority of the County of Pima RB(a)
4.13%, 06/15/29	350	349,776
5.00%, 07/01/29	300	316,377
Maricopa County Industrial Development Authority Refunding RB
4.00%, 07/01/29(a)	295	312,075
Series A, 5.00%, 09/01/32	1,000	1,253,800
Series A, 5.00%, 09/01/33	800	996,208
Series A, 5.00%, 09/01/34	1,000	1,238,830
Phoenix-Mesa Gateway Airport Authority RB
AMT, 5.00%, 07/01/27	700	758,345
AMT, 5.00%, 07/01/32	1,925	2,078,923
Pinal County Electric District No. 3 Refunding RB, 5.00%, 07/01/21(b)	1,600	1,671,760
Scottsdale Industrial Development Authority Refunding RB, Series C, (AGM), 5.00%, 09/01/35	2,050	2,055,637
University of Arizona RB, 5.00%, 08/01/28	2,000	2,097,840

		27,311,910

Arkansas — 0.7%
City of Benton Arkansas RB, 5.00%, 06/01/29	1,055	1,213,978
University of Arkansas Refunding RB, 5.00%, 03/01/31	2,315	2,762,142

		3,976,120

California — 6.2%
California Municipal Finance Authority RB, Series A, 4.00%, 10/01/29(a)	420	431,126
County of Santa Barbara California COP, Series B, AMT, 5.25%, 12/01/33	10,330	13,335,720
Golden State Tobacco Securitization Corp. Refunding RB
Series A-1, 5.00%, 06/01/33	6,715	8,310,283
Series A-1, 5.00%, 06/01/35	5,785	6,814,209
Norman Y Mineta San Jose International Airport SJC Refunding RB, Series A-1, AMT, 5.00%, 03/01/25	2,000	2,046,240
San Diego County Regional Airport Authority Refunding RB
AMT, 5.00%, 07/01/32	1,000	1,312,710
AMT, 5.00%, 07/01/33	1,030	1,342,759
AMT, 5.00%, 07/01/34	1,000	1,296,690
State of California GO, 5.50%, 04/01/28	15	15,056
Transbay Joint Powers Authority TA
Series A, 5.00%, 10/01/35	700	896,658

Security	Par (000)	Value

California (continued)
Transbay Joint Powers Authority TA (continued)
Series A, 5.00%, 10/01/36	$800	$1,021,160
Series A, 5.00%, 10/01/37	1,000	1,274,180

		38,096,791

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue Refunding ARB, Series A, AMT, 5.00%, 12/01/32	5,000	6,269,950
Colorado Health Facilities Authority Refunding RB
Series A, 5.00%, 11/09/22(b)	270	298,906
Series A, 5.00%, 08/01/34	1,500	1,897,905
Park Creek Metropolitan District Refunding RB, Series A, 5.00%, 12/01/34	500	586,900
Thompson Crossing Metropolitan District No. 4 Refunding GO, 3.50%, 12/01/29	515	493,066
University of Northern Colorado Refunding RB, Series A, 5.00%, 06/01/31	2,000	2,295,660

		11,842,387

Connecticut — 3.6%
Connecticut Housing Finance Authority Refunding RB, S/F Housing, Series C-2, AMT, 2.20%, 11/15/34(c)	1,250	1,254,987
Connecticut State Health & Educational Facilities Authority RB, Series A, 5.00%, 01/01/30(a)	130	141,569
Connecticut State Health & Educational Facilities Authority Refunding RB
Series F, 5.00%, 07/01/21(b)	4,530	4,730,951
Series G-1, 5.00%, 07/01/27(a)	100	112,940
Series G-1, 5.00%, 07/01/28(a)	100	114,029
Series G-1, 5.00%, 07/01/29(a)	100	115,048
Series G-1, 5.00%, 07/01/30(a)	100	114,481
Series G-1, 5.00%, 07/01/32(a)	150	170,215
Series G-1, 5.00%, 07/01/34(a)	125	140,683
State of Connecticut GO
Series A, 5.00%, 04/15/30	5,000	6,427,900
Series A, 5.00%, 04/15/31	4,000	5,106,560
Series A, 5.00%, 04/15/34	1,185	1,527,690
State of Connecticut Special Tax Revenue RB, Series A, 5.00%, 05/01/35	1,750	2,290,295

		22,247,348

Delaware — 1.1%
County of Kent Delaware RB
Series A, 5.00%, 07/01/29	880	941,169
Series A, 5.00%, 07/01/30	1,030	1,096,353
Series A, 5.00%, 07/01/31	750	794,617
Series A, 5.00%, 07/01/32	375	395,606
Series A, 5.00%, 07/01/33	1,190	1,249,833
Delaware State Economic Development Authority RB, 5.38%, 10/01/45	2,300	2,312,098

		6,789,676

District of Columbia — 0.3%
Metropolitan Washington Airports Authority Dulles Toll
Road Revenue Refunding RB, Series B, 5.00%, 10/01/34	1,500	1,853,715

Florida — 7.9%
Capital Region Community Development District Refunding SAB
Series A-1, 4.13%, 05/01/23	300	307,035
Series A-1, 4.63%, 05/01/28	500	540,660
Capital Trust Agency, Inc. RB
Series A, 4.00%, 06/15/29(a)	625	661,612
Series A, 5.00%, 12/15/29	400	452,240

1

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Charlotte County Industrial Development Authority/FL RB, AMT, 5.00%, 10/01/29(a)	$1,000	$1,098,170
County of Lee Florida Airport Revenue Refunding RB
Series A, AMT, 5.50%, 10/01/23	1,000	1,045,460
Series A, AMT, (AGM), 5.00%, 10/01/27	1,635	1,697,882
County of Miami-Dade Florida Transit System Refunding RB, 5.00%, 07/01/32	1,500	1,612,230
County of Miami-Dade Seaport Department ARB
Series B, AMT, 6.00%, 10/01/28	3,470	3,970,617
Series B, AMT, 6.00%, 10/01/29	3,480	3,977,257
County of Osceola Florida Transportation Revenue Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/28	500	428,960
Series A-2, 0.00%, 10/01/29	800	668,656
Escambia County Health Facilities Authority Refunding RB 5.00%, 08/15/35	3,100	3,803,390
Series A, 5.00%, 08/15/31	1,000	1,248,320
Esplanade Lake Club Community Development District SAB
Series A-1, 3.63%, 11/01/30	370	382,950
Series A-2, 3.63%, 11/01/30	250	258,750
Florida Development Finance Corp. RB, AMT, 5.00%, 05/01/29(a)	2,255	2,407,573
Florida Gulf Coast University Financing Corp. Refunding RB
5.00%, 02/01/34	800	986,736
5.00%, 02/01/35	850	1,048,322
Harbor Bay Community Development District Refunding SAB, Series A-2, 3.30%, 05/01/29	960	957,243
Harbor Bay Community Development District SAB, Series A-1, 3.30%, 05/01/29	600	598,290
Hills Minneola Community Development District SAB, 3.50%, 05/01/31(a)	1,100	1,115,081
Lakewood Ranch Stewardship District SAB
3.65%, 05/01/22(a)	320	323,600
4.00%, 05/01/22	645	655,023
3.60%, 05/01/24	535	544,288
4.30%, 05/01/27(a)	520	549,557
3.80%, 05/01/29	785	814,720
Miami-Dade County Educational Facilities Authority Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,829,776
Midtown Miami Community Development District Refunding SAB, Series A, 4.25%, 05/01/24	905	933,888
Osceola Chain Lakes Community Development District SAB, 3.50%, 05/01/30	350	356,888
Pinellas County Industrial Development Authority RB, 5.00%, 07/01/29	2,200	2,445,982
Sarasota County Health Facilities Authority RB, 5.00%, 05/15/33	610	659,319
School District of Broward County Refunding COP,
Series A, (AGM), 5.00%, 07/01/21(b)	4,000	4,177,040
Southern Groves Community Development District No. 5 Refunding SAB, 3.25%, 05/01/29	300	303,015
Sterling Hill Community Development District Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	90,783
Talavera Community Development District SAB 3.50%, 05/01/25	365	372,880

Security	Par (000)	Value

Florida (continued)
Talavera Community Development District SAB (continued) 3.85%, 05/01/30	$540	$565,672
Tolomato Community Development District Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	180	183,029

		48,072,894

Georgia — 6.4%
City of Atlanta Georgia Water & Wastewater Revenue Refunding RB, 5.00%, 11/01/32	8,315	10,053,999
Cobb County Kennestone Hospital Authority Refunding RB
5.00%, 04/01/32	1,250	1,523,225
4.00%, 04/01/33(c)	200	234,008
4.00%, 04/01/34	450	526,433
4.00%, 04/01/34(c)	275	319,869
4.00%, 04/01/35	500	581,365
4.00%, 04/01/35(c)	275	317,985
4.00%, 04/01/36(c)	300	345,807
Georgia Housing & Finance Authority Refunding RB, S/F Housing, Series A, 2.75%, 12/01/35	3,000	3,182,430
Main Street Natural Gas, Inc. RB
Series A, 5.50%, 09/15/28	2,500	3,217,375
Series A, 5.00%, 05/15/33	5,000	6,163,400
Series A, 5.00%, 05/15/34	5,250	6,428,100
Municipal Electric Authority of Georgia RB 5.00%, 01/01/34	700	876,869
5.00%, 01/01/35	1,225	1,527,600
Municipal Electric Authority of Georgia Refunding RB
Series A, 5.00%, 01/01/34	2,295	2,803,365
Series A, 5.00%, 01/01/35	925	1,124,837

		39,226,667

Illinois — 15.0%
Chicago Board of Education Refunding GO
Series A, 5.00%, 12/01/28	385	438,935
Series A, 5.00%, 12/01/29	470	539,156
Series A, 5.00%, 12/01/30	1,580	1,801,785
Series C, 5.00%, 12/01/26	4,730	5,289,275
Series D, 5.00%, 12/01/26	4,185	4,679,834
Chicago Board of Education Refunding GO, CAB, Series A, 0.00%, 12/01/25(d)	420	349,642
Chicago Midway International Airport Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/32	5,000	5,563,800
Chicago Midway International Airport Refunding RB, Series A, 2nd Lien, AMT, 5.50%, 01/01/32	1,500	1,641,645
Chicago O’Hare International Airport Refunding ARB
Series C, Senior Lien, AMT, 5.25%, 01/01/28	1,350	1,481,652
Series C, Senior Lien, AMT, 5.25%, 01/01/29	3,020	3,310,947
Chicago O’Hare International Airport Refunding RB
Series B, 5.00%, 01/01/32	3,745	4,330,643
Series A, Senior Lien, AMT, 5.00%, 01/01/23	13,000	14,248,780
Chicago Transit Authority RB, 5.25%, 12/01/31	3,700	3,904,351
Cook County Community College District No. 508 GO, 5.13%, 12/01/38	1,000	1,080,990
Illinois Finance Authority RB
Series A, 5.00%, 02/15/28	810	859,588
Series A, 5.00%, 02/15/29	400	424,136
Series A, 5.00%, 02/15/30	500	527,925
Series A, 5.00%, 02/15/31	500	524,195
Series A, 5.00%, 02/15/32	500	520,835
Illinois Finance Authority Refunding RB 5.00%, 03/01/30	550	680,630

2

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority Refunding RB (continued)
5.00%, 03/01/32	$920	$1,130,643
Illinois State Toll Highway Authority RB, Series A, 5.00%, 01/01/34	9,140	10,004,370
Illinois State Toll Highway Authority Refunding RB, Series A, 5.00%, 12/01/31	4,220	5,046,782
Metropolitan Pier & Exposition Authority Refunding RB, 5.00%, 12/15/28	1,200	1,329,228
Railsplitter Tobacco Settlement Authority RB, 5.50%, 06/01/21(b)	3,500	3,654,280
State of Illinois GO
5.25%, 07/01/29	5,000	5,389,100
5.00%, 04/01/31	1,000	1,084,190
5.00%, 05/01/31	5,010	5,437,153
5.00%, 11/01/34	5,000	5,531,450
Series D, 5.00%, 11/01/28	350	403,578
State of Illinois Refunding GO, Series B, 5.00%, 10/01/27	120	138,530

		91,348,048

Indiana — 2.5%
City of Whiting Indiana RB, 5.25%, 01/01/21	4,800	4,889,472
Indiana Finance Authority RB, Series A, 1st Lien, 5.25%, 10/01/31	10,000	10,552,700

		15,442,172

Iowa — 0.5%
Iowa Higher Education Loan Authority RB
5.25%, 04/01/23	695	715,433
5.25%, 04/01/24	730	751,418
5.25%, 04/01/25	520	535,226
5.25%, 04/01/26	360	370,519
Iowa Student Loan Liquidity Corp. Refunding RB, Series A, AMT, 5.00%, 12/01/26	775	902,697

		3,275,293

Kansas — 1.1%
Seward County Unified School District No. 480 Liberal Refunding GO
5.00%, 09/01/22(b)	3,990	4,390,876
5.00%, 09/01/33	2,010	2,208,306

		6,599,182

Kentucky(b) — 0.5%
Louisville/Jefferson County Metropolitan Government Refunding RB
5.00%, 06/01/22	120	130,583
Series A, 5.00%, 06/01/22	2,750	2,992,522

		3,123,105

Louisiana — 3.0%
Calcasieu Parish Memorial Hospital Service District Refunding RB, 5.00%, 12/01/34	200	225,640
City of Bossier City Louisiana Utilities Revenue Refunding RB, 5.00%, 10/01/32	2,000	2,353,960
Louisiana Local Government Environmental Facilities &
Community Development Authority Refunding RB, 5.00%, 12/01/21(b)	7,160	7,617,166
New Orleans Aviation Board ARB, Series A, 5.00%, 01/01/33	1,000	1,155,670

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana Gasoline & Fuels Tax Revenue Refunding RB, Series A-1, 4.00%, 05/01/34	$3,000	$3,185,550
Terrebonne Levee & Conservation District RB, 5.00%, 07/01/28	3,660	4,053,304

		18,591,290

Maine — 0.6%
Finance Authority of Maine Refunding RB
Series A-1, AMT, (AGM), 5.00%, 12/01/28	1,000	1,220,250
Series A-1, AMT, (AGM), 3.00%, 12/01/29	2,300	2,423,533

		3,643,783

Maryland — 1.2%
City of Baltimore Maryland Refunding TA(a)
Series A, Senior Lien, 2.95%, 06/01/27	175	171,061
Series A, Senior Lien, 3.05%, 06/01/28	190	185,402
Series A, Senior Lien, 3.15%, 06/01/29	200	195,092
City of Baltimore Maryland TA, Series B, 3.38%, 06/01/29(a)	285	278,114
Maryland Economic Development Corp Refunding RB
Series A, 5.00%, 06/01/29	1,835	2,094,322
Series A, 5.00%, 06/01/30	1,015	1,152,492
Series A, 5.00%, 06/01/31	1,000	1,126,730
Series A, 5.00%, 06/01/32	1,000	1,119,160
Maryland Health & Higher Educational Facilities Authority RB, Series B, 5.00%, 07/01/22(b)	1,140	1,246,043

		7,568,416

Massachusetts — 1.5%
Massachusetts Development Finance Agency Refunding RB
5.00%, 07/01/29	2,700	3,236,193
5.00%, 07/01/30	3,125	3,721,406
Series A, 5.00%, 01/01/31	1,730	1,943,534

		8,901,133

Michigan — 2.7%
City of Detroit Michigan GO
5.00%, 04/01/26	265	281,144
5.00%, 04/01/27	210	223,921
5.00%, 04/01/28	235	251,591
5.00%, 04/01/29	235	250,785
5.00%, 04/01/30	180	194,909
5.00%, 04/01/31	265	280,908
5.00%, 04/01/32	225	237,733
5.00%, 04/01/33	295	310,623
Manistee Area Public Schools Refunding GO, (Q-SBLF), 5.00%, 05/01/25	1,000	1,034,410
Michigan Finance Authority Refunding RB, Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	4,000	4,640,840
Michigan State Building Authority Refunding RB, Series II-A, 5.00%, 10/15/24	2,500	2,643,525
Michigan Strategic Fund RB
AMT, 5.00%, 06/30/33	2,415	2,786,837
AMT, 5.00%, 12/31/33	2,000	2,301,780
Michigan Strategic Fund Refunding RB
5.00%, 11/15/29	440	479,235
5.00%, 11/15/34	490	518,920

		16,437,161

Minnesota — 2.0%
City of Minneapolis Minnesota RB 4.00%, 06/01/30	150	161,774

3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
City of Minneapolis Minnesota RB (continued)
4.00%, 06/01/31	$50	$53,547
City of Minneapolis Minnesota Refunding RB, Series A, 5.00%, 11/15/33	2,370	2,923,016
Duluth Economic Development Authority Refunding RB
Series A, 5.00%, 02/15/33	1,000	1,225,750
Series A, 5.00%, 02/15/34	1,185	1,443,543
Housing & Redevelopment Authority of The City of St. Paul
Minnesota RB, Series A, 4.75%, 07/01/29(a)	250	269,430
University of Minnesota RB
Series B, 5.00%, 08/01/36	1,000	1,043,840
Series C, 5.00%, 08/01/27	1,390	1,564,139
Series C, 5.00%, 08/01/28	740	831,908
Series C, 5.00%, 08/01/29	1,555	1,746,327
Series C, 5.00%, 08/01/30	835	936,686

		12,199,960

Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri Refunding RB, Series A, 3.88%, 11/15/29	350	310,356
St. Louis County IDA Refunding RB
5.00%, 09/01/27	360	385,920
5.00%, 09/01/32	1,015	1,078,884

		1,775,160

Montana — 0.1%
Yellowstone County School District No. 2 Billings GO, 5.00%, 06/15/30	500	584,025

Nebraska — 0.7%
Douglas County Hospital Authority No. 3 Refunding RB, 5.00%, 11/01/30	800	951,928
Nebraska Public Power District Refunding RB
Series A, 5.00%, 01/01/30	1,000	1,065,040
Series A, 5.00%, 01/01/32	2,000	2,128,040

		4,145,008

Nevada — 1.2%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
3.50%, 06/01/28	160	160,168
3.25%, 06/01/30	350	340,816
City of Reno Nevada Refunding RB, Series A-1, (AGM), 5.00%, 06/01/31	1,000	1,248,310
County of Clark Department of Aviation Refunding RB, Series A-2, Lien, 5.00%, 07/01/33	5,000	5,785,900

		7,535,194

New Hampshire(a) — 0.3%
New Hampshire Business Finance Authority RB, AMT, 2.95%, 04/01/29	1,000	935,140
New Hampshire Business Finance Authority Refunding RB, Series A, AMT, 4.00%, 11/01/27	795	809,636

		1,744,776

New Jersey — 24.0%
Essex County Improvement Authority RB, Series A, (AGM), 5.00%, 11/01/20(g)	698	706,090
New Jersey Economic Development Authority RB
AMT, 5.13%, 09/15/23	6,040	6,188,161
AMT, 5.50%, 01/01/26	1,500	1,696,620
AMT, 5.50%, 01/01/27	1,000	1,129,410
New Jersey Economic Development Authority Refunding RB Series EE, 5.00%, 09/01/23	3,465	3,547,051

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority Refunding RB (continued)
Series E, AMT, 4.70%, 12/01/25	$3,000	$3,035,820
New Jersey EDA Refunding ARB
AMT, 5.00%, 10/01/26	2,135	2,363,509
AMT, 5.00%, 10/01/27	1,680	1,875,216
New Jersey Educational Facilities Authority RB, 5.00%, 06/15/28	10,000	11,228,400
New Jersey Educational Facilities Authority Refunding RB, Series G, 5.00%, 07/01/30	5,000	5,754,550
New Jersey Higher Education Student Assistance Authority RB, Series B, AMT, 3.50%, 12/01/39	2,130	2,168,446
New Jersey Higher Education Student Assistance Authority Refunding RB
Series 1, AMT, 5.50%, 12/01/26	635	665,480
Series 1B, AMT, 2.95%, 12/01/28	190	195,749
Series B, AMT, 5.00%, 12/01/27	1,000	1,185,190
Series B, AMT, 5.00%, 12/01/28	1,000	1,189,580
New Jersey Transportation Trust Fund Authority RB
Series A, 5.25%, 06/15/21(b)	3,185	3,325,458
Series A, 5.00%, 06/15/30	2,000	2,321,280
Series AA, 5.25%, 06/15/31	12,000	13,155,000
Series AA, 5.25%, 06/15/32	2,250	2,562,772
Series AA, 5.00%, 06/15/35	3,000	3,534,600
Series B, 5.25%, 06/15/26	3,500	3,623,865
Series B, 5.50%, 06/15/31	11,780	12,182,287
Series C, 5.25%, 06/15/32	10,000	11,275,800
New Jersey Transportation Trust Fund Authority Refunding RB
Series A, 5.00%, 06/15/30	1,695	1,967,200
Series A, 5.00%, 12/15/33	2,285	2,703,338
New Jersey Turnpike Authority RB, Series E, 5.00%, 01/01/32	12,000	13,998,720
New Jersey Turnpike Authority Refunding RB, Series B, 5.00%, 01/01/29	6,000	6,587,760
Newark Housing Authority Scholarship Foundation A New Jersey Non RB, M/F Housing
Series A, 5.00%, 12/01/23	1,230	1,371,905
Series A, 5.00%, 12/01/25	1,345	1,521,599
South Jersey Port Corp. ARB
Series B, AMT, 5.00%, 01/01/29	250	288,750
Series B, AMT, 5.00%, 01/01/30	200	230,162
Series B, AMT, 5.00%, 01/01/31	350	401,062
Series B, AMT, 5.00%, 01/01/32	425	484,513
State of New Jersey GO, 5.00%, 06/01/28	5,000	5,932,550
Tobacco Settlement Financing Corp. Refunding RB
Series A, 5.00%, 06/01/30	850	1,068,603
Series A, 5.00%, 06/01/32	11,980	14,914,022
Series A, 5.00%, 06/01/33	220	272,501

		146,653,019

New Mexico — 1.3%
Albuquerque Bernalillo County Water Utility Authority Refunding RB, 4.00%, 07/01/33	2,510	2,901,712
Albuquerque Municipal School District No. 12 GO, 5.00%, 08/01/30	1,250	1,547,925
City of Santa Fe New Mexico RB, Series A, 5.00%, 05/15/34	170	177,539
New Mexico Hospital Equipment Loan Council Refunding RB, Series A, 5.00%, 08/01/31	2,500	2,979,125

		7,606,301

4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 11.4%
Buffalo & Erie County Industrial Land Development Corp. Refunding RB
Series A, 4.00%, 06/01/22	$800	$818,432
Series A, 4.50%, 06/01/27	1,710	1,879,187
Series A, 5.00%, 06/01/35	415	451,852
Build NYC Resource Corp. RB, Series A, 4.88%, 05/01/31(a)	450	473,018
Build NYC Resource Corp. Refunding RB, 5.00%, 08/01/35	665	784,494
Metropolitan Transportation Authority RB
Series B, 5.25%, 11/15/38	3,145	3,362,099
Sub-Series A-1, 5.00%, 11/15/40	2,355	2,524,725
Sub-Series B-1, 5.00%, 11/15/21(b)	3,800	4,037,310
Monroe County Industrial Development Corp. Refunding RB, Series A, 5.00%, 07/01/23(b)	5,695	6,499,874
New York State Dormitory Authority RB, Series A, 5.25%, 07/01/21(b)	900	941,535
New York State Dormitory Authority Refunding RB 5.00%, 12/01/27(a)	900	1,080,162
5.00%, 12/01/28(a)	1,800	2,155,932
Series A, 5.00%, 05/01/32	3,060	3,590,635
Series A, 5.00%, 07/01/32	9,000	10,404,090
New York State Urban Development Corp. Refunding RB
4.00%, 03/15/37	2,000	2,428,280
4.00%, 03/15/41	10,000	11,902,700
Niagara Area Development Corp. Refunding RB, Series B, 3.50%, 11/01/24(a)	1,000	975,560
Port Authority of New York & New Jersey ARB, Series 221, AMT, 4.00%, 07/15/36	2,650	3,111,365
Port Authority of New York & New Jersey RB, Series 8, 5.00%, 12/01/20	865	877,023
Troy Capital Resource Corp. Refunding RB
5.00%, 09/01/32	3,000	3,796,680
Series A, 5.00%, 09/01/33	860	1,080,332
Westchester County Healthcare Corp. Refunding RB
Series A, Senior Lien, 5.00%, 11/01/24	5,470	5,655,324
Series A, Senior Lien, 5.00%, 11/01/30	655	676,242

		69,506,851

North Carolina — 0.3%
North Carolina Medical Care Commission Refunding RB, Series A, 5.00%, 10/01/31	1,500	1,632,735

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	1,000	1,175,920
Series A-2, Class 1, 4.00%, 06/01/38	1,000	1,169,110
Series A-2, Class 1, 4.00%, 06/01/39	1,000	1,166,260
County of Allen Ohio Hospital Facilities Revenue Refunding RB, 5.00%, 12/01/35	850	1,102,824
Ohio Air Quality Development Authority Refunding RB, 3.25%, 09/01/29	1,550	1,616,573
Ohio Turnpike & Infrastructure Commission RB, Series A-1, Junior Lien, 5.25%, 02/15/31	6,000	6,725,160

		12,955,847

Oklahoma — 1.2%
Oklahoma City Public Property Authority Refunding RB
5.00%, 10/01/27	1,190	1,362,598
5.00%, 10/01/28	1,265	1,444,554

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma City Public Property Authority Refunding RB (continued)
5.00%, 10/01/29	$1,400	$1,594,390
Oklahoma Development Finance Authority RB
Series B, 5.00%, 08/15/29	1,200	1,456,344
Series B, 5.00%, 08/15/33	1,305	1,546,399

		7,404,285

Oregon — 1.1%
Klamath County School District GO
5.00%, 06/15/30	1,000	1,129,590
5.00%, 06/15/31	1,000	1,128,150
State of Oregon GO, Series H, 5.00%, 05/01/22(b)	2,000	2,169,040
Umatilla County School District No. 16R Pendleton GO, Series A, 5.00%, 06/15/24(b)	2,000	2,369,780

		6,796,560

Pennsylvania — 6.5%
Allentown Neighborhood Improvement Zone Development Authority RB(a)
5.00%, 05/01/22	1,055	1,090,310
5.00%, 05/01/23	490	506,190
5.00%, 05/01/28	835	903,412
Commonwealth Financing Authority RB
5.00%, 06/01/33	2,000	2,491,840
5.00%, 06/01/34	3,750	4,646,962
County of Allegheny Pennsylvania GO
Series C-67, 5.00%, 11/01/25	2,700	2,857,249
Series C-67, 5.00%, 11/01/26	2,375	2,512,916
County of Allegheny Pennsylvania Refunding GO, Series C-68, 5.00%, 11/01/25	2,515	2,661,448
Pennsylvania Economic Development Financing Authority RB
Series A-1, 5.00%, 04/15/35	1,450	1,864,163
Series A-1, 4.00%, 04/15/36	1,545	1,819,979
AMT, 5.00%, 12/31/28	115	131,444
Pennsylvania Turnpike Commission RB, Series B, 5.25%, 12/01/21(b)	4,000	4,270,320
Pennsylvania Turnpike Commission Refunding RB
2nd Series, 5.00%, 12/01/30	2,620	3,225,980
Sub-Series B, 5.00%, 06/01/32	5,000	6,055,550
School District of Philadelphia GO
Series A, 5.00%, 09/01/30	1,200	1,535,592
Series A, 5.00%, 09/01/31	1,000	1,271,600
Series A, 5.00%, 09/01/32	1,200	1,518,072

		39,363,027

Puerto Rico — 4.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB
Series A-1, Restructured, 4.50%, 07/01/34	4,365	4,622,666
Series A-2, Restructured, 4.33%, 07/01/40	1,919	1,992,632
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/27	11,551	9,788,317
Series A-1, Restructured, 0.00%, 07/01/29	446	357,357
Series B-1, Restructured, 0.00%, 07/01/27	2,521	2,135,237
Series B-1, Restructured, 0.00%, 07/01/29	4,466	3,586,377

5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, Restructured
Series A-1, 4.75%, 07/01/53	$350	$371,630
Series A-1, 5.00%, 07/01/58	2,209	2,379,137

		25,233,353

Rhode Island — 1.7%
Providence Redevelopment Agency Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,142,590
Rhode Island Health and Educational Building Corp. RB, Series A, 5.00%, 05/15/30	2,305	2,478,659
Rhode Island Health and Educational Building Corp. Refunding RB, 5.00%, 09/01/32	2,000	2,283,120
Rhode Island Student Loan Authority RB
Series A, AMT, 5.00%, 12/01/27	1,000	1,184,960
Series A, AMT, 5.00%, 12/01/28	1,000	1,203,260
Rhode Island Student Loan Authority Refunding RB
Series A, AMT, 5.00%, 12/01/24	750	844,927
Series A, AMT, 5.00%, 12/01/25	850	975,443

		10,112,959

South Carolina — 2.5%
South Carolina Jobs-Economic Development Authority Refunding RB, 4.00%, 11/15/27	825	809,828
South Carolina Public Service Authority Refunding RB
Series A, 5.00%, 12/01/30	5,500	6,595,380
Series A, 5.00%, 12/01/31	5,660	6,765,002
Series A, 5.00%, 12/01/32	200	238,316
Series A, 5.00%, 12/01/33	800	951,432

		15,359,958

Tennessee — 0.9%
Memphis-Shelby County Industrial Development Board Refunding TA, Series A, 4.75%, 07/01/27	190	191,490
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd RB, Series A, 5.00%, 07/01/35	4,000	4,657,120
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Refunding RB
5.00%, 10/01/29	350	397,933
5.00%, 10/01/34	450	496,993

		5,743,536

Texas — 7.6%
City of Grapevine Texas GO, 5.00%, 02/15/33	5,685	6,338,036
City of Houston Texas Airport System Revenue Refunding ARB
Series A, AMT, 5.00%, 07/01/31	1,430	1,776,031
Series A, AMT, 5.00%, 07/01/32	1,515	1,875,237
City of Houston Texas Airport System Revenue Refunding RB
Series A, Lien, AMT, 5.00%, 07/01/25	1,500	1,557,480
Series A, Lien, AMT, 5.00%, 07/01/32	1,010	1,082,922
Dallas/Fort Worth International Airport ARB, Series D, AMT, 5.00%, 11/01/38(b)	8,290	8,682,863
Love Field Airport Modernization Corp. RB, AMT, 5.00%, 11/01/28	1,000	1,047,710
Mission Economic Development Corp. Refunding RB, Senior Lien, AMT, 4.63%, 10/01/31(a)	1,360	1,443,640
New Hope Cultural Education Facilities Finance Corp. RB(a)
Series A, 3.63%, 08/15/22	70	70,422
Series A, 4.25%, 08/15/27	160	161,285

Security	Par (000)	Value

Texas (continued)
Red River Education Finance Corp. RB, 5.00%, 03/15/23(b)	$1,340	$1,510,126
San Jacinto River Authority RB, (AGM), 5.25%, 10/01/25	2,910	2,919,079
Socorro Independent School District Refunding GO, (PSF-GTD), 5.00%, 08/15/32	90	90,133
Tarrant County Cultural Education Facilities Finance Corp. RB, Series B, 5.00%, 07/01/33	8,485	10,768,059
Via Metropolitan Transit Refunding RB 5.25%, 08/01/28	1,585	1,801,147
5.25%, 08/01/29	1,720	1,952,114
5.25%, 08/01/33	3,000	3,388,110

		46,464,394

U.S. Virgin Islands — 0.8%
Virgin Islands Public Finance Authority Refunding RB, Series A, (AGM), 5.25%, 10/01/24	4,300	4,709,962

Utah — 1.1%
Salt Lake City Corp. Airport Revenue ARB, Series A, AMT, 5.00%, 07/01/33	3,500	4,346,720
Utah Charter School Finance Authority RB, Series A, 3.63%, 06/15/29(a)	480	489,586
Utah Charter School Finance Authority Refunding RB, 4.50%, 06/15/27(a)	1,500	1,617,045

		6,453,351

Vermont — 1.0%
University of Vermont and State Agricultural College Refunding RB, 4.00%, 10/01/30	5,565	6,291,622

Washington(a) — 0.4%
Washington State Housing Finance Commission Refunding RB
5.00%, 01/01/27	1,560	1,723,909
5.00%, 01/01/28	750	830,228

		2,554,137

West Virginia — 0.3%
West Virginia University RB, Series B, 5.00%, 10/01/21(b)	1,500	1,584,525

Wisconsin — 1.3%
Public Finance Authority RB
5.00%, 04/01/30(a)	500	548,000
5.00%, 06/15/34	430	497,136
Public Finance Authority Refunding RB
4.00%, 09/01/29(a)	155	150,026
Series B, AMT, 5.25%, 07/01/28	4,765	5,116,323
Wisconsin Health & Educational Facilities Authority Refunding RB
(AGM), 4.00%, 02/15/35	750	868,095
(AGM), 4.00%, 02/15/36	800	923,016

		8,102,596

Total Municipal Bonds — 135.4% (Cost: $768,979,757)		826,860,232

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 6.3%
Bay Area Toll Authority Refunding RB, 4.00%, 04/01/31(i)	8,080	9,755,388
State of California Refunding GO
5.00%, 10/01/35	12,500	15,417,122
4.00%, 03/01/37(i)	10,775	13,382,655

		38,555,165

6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa — 1.4%
Iowa Finance Authority Refunding RB, Series C, 4.13%, 02/15/35	$7,500	$8,240,700

Massachusetts — 3.3%
Massachusetts Development Finance Agency Refunding RB
5.00%, 07/01/32	7,500	9,506,550
Series A, 5.00%, 07/01/21(b)	4,950	5,168,145
Series L, 5.00%, 07/01/21(b)	5,225	5,455,264

		20,129,959

Minnesota — 1.7%
State of Minnesota GO, Series A, 4.00%, 08/01/20(b)	10,525	10,524,998

New Jersey — 1.5%
New Jersey Housing & Mortgage Finance Agency Refunding RB
Series A, AMT, 3.65%, 04/01/28	4,663	5,310,519
Series A, AMT, 3.70%, 10/01/28	3,613	4,115,323

		9,425,842

New York — 8.0%
City of New York GO, Sub-Series 1-I, 5.00%, 03/01/32	7,009	8,103,125
New York City Transitional Finance Authority Future Tax
Secured Revenue RB, Sub-Series B-1, 5.00%, 08/01/36	9,444	11,552,122
New York State Dormitory Authority Refunding RB, Series A, 5.00%, 03/15/36(i)	5,505	6,735,533
New York State Urban Development Corp. RB, Series A-1, 5.00%, 03/15/32	5,501	6,134,407
Port Authority of New York & New Jersey Refunding ARB, 178th Series, AMT, 5.00%, 12/01/32	4,009	4,532,585
Port Authority of New York & New Jersey Refunding RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	5,530	5,822,261
Sales Tax Asset Receivable Corp. Refunding RB, Series A, 5.00%, 10/15/31	5,010	5,928,433

		48,808,466

Security	Par (000)	Value

Texas — 1.4%
Pflugerville Independent School District GO, (PSF-GTD), 5.00%, 02/15/24(b)	$7,500	$8,772,300

Washington — 3.0%
Port of Seattle Washington ARB, Series A, AMT, 5.00%, 05/01/34	15,000	18,021,000

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.6% (Cost: $149,240,130)		162,478,430

Total Investments — 162.0% (Cost: $918,219,887)		989,338,662

Other Assets Less Liabilities — 0.1%		649,607

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.1)%		(92,055,212)

VMTP Shares at Liquidation Value — (47.0)%		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$610,833,057

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

(d)	Zero-coupon bond.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to March 1, 2028, is $17,439,023.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	—	19,693,587	(19,693,587)	—	$—	$162	$41	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

7

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$826,860,232	$—	$826,860,232
Municipal Bonds Transferred to Tender Option Bond Trusts	—	162,478,430	—	162,478,430

	$—	$989,338,662	$—	$989,338,662

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(92,013,580)	$—	$(92,013,580)
VMTP Shares at Liquidation Value	—	(287,100,000)	—	(287,100,000)

	$—	$(379,113,580)	$—	$(379,113,580)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GO	General Obligation Bonds

GTD	GTD Guaranteed

IDA	Industrial Development Authority

M/F	Multi-Family

PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

TA	Tax Allocation

8